Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 9,936,794	$ 1,269,732	$ 6,292,870	$ 9,440,390